INCOME TAX (Details 1) - USD ($)	Sep. 30, 2017	Sep. 30, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$ 40,278	$ 9,896
Less: valuation allowance	(40,278)	(9,896)
Net deferred tax asset